Shareholder Report, Line Graph (Details) - USD ($)				10 Months Ended	12 Months Ended			22 Months Ended	24 Months Ended		34 Months Ended	36 Months Ended		46 Months Ended	48 Months Ended		58 Months Ended	60 Months Ended		70 Months Ended	72 Months Ended		82 Months Ended	84 Months Ended		94 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 04, 2018	Nov. 07, 2017	Aug. 31, 2015	Aug. 31, 2018	Aug. 31, 2025	Aug. 31, 2019	Aug. 31, 2016	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2017	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000080842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			$ 5,000,000				$ 5,048,875			$ 5,077,333			$ 5,069,318			$ 5,292,128			$ 5,472,956			$ 5,478,947			$ 5,255,560		$ 5,319,200	$ 5,631,665	$ 5,877,886
C000080841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				10,098			10,151			10,134			10,575			10,935			10,944			10,496		10,625	11,242	11,736
C000080843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				10,098			10,149			10,133			10,578			10,941			10,952			10,507		10,636	11,261	11,756
C000080846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				10,437			10,415			10,185			11,187			11,943			11,793			10,612		10,480	11,160	11,615
C000080844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				10,437.69659			10,417.98206			10,185.1257			11,185.99982			11,941.91617			11,785.15422			10,600.98071		10,470.03509	11,142.80709	11,594.5867
C000080845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			5,000,000				5,220,783			5,209,847			5,097,548			5,598,782			5,977,182			5,901,663			5,309,493		5,241,950	5,583,263	5,810,955
C000080848 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			5,000,000				5,849,444			5,522,100			5,352,547			6,675,303			7,478,575			6,972,466			5,390,741		4,868,712	5,104,343	4,875,595
C000080847 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				11,697			11,040			10,702			13,342			14,943			13,930			10,770		9,721	10,191	9,729
C000080849 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				11,696			11,037			10,698			13,339			14,942			13,937			10,775		9,730	10,206	9,744
C000080852 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				10,370.63006			10,561.23717			10,562.31224			11,268.33202			11,826.50408			11,996.72844			11,253.79384		11,504.53609	12,423.86867	13,132.33657
C000080850 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				10,370			10,559			10,561			11,269			11,821			11,991			11,244		11,487	12,405	13,107
C000080851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			5,000,000				5,186,018			5,281,181			5,284,820			5,636,854			5,916,610			6,001,536			5,628,716		5,753,866	6,211,017	6,566,105
C000080854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			5,000,000				5,465,112			5,574,865			5,487,193			6,217,256			6,702,844			6,841,499			5,892,661		5,983,220	6,590,899	6,966,684
C000080853 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				10,930			11,147			10,968			12,427			13,395			13,667			11,767		11,950	13,163	13,911
C000080855 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				10,958			11,175			10,994			12,460			13,429			13,707			11,807		11,991	13,212	13,965
C000080858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				11,821			12,035			11,793			14,341			15,473			16,153			12,428		12,271	13,486	13,562
C000080856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				11,703			11,918			11,679			14,207			15,324			15,993			12,299		12,145	13,340	13,416
C000080857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			5,000,000				5,852,125			5,958,255			5,841,935			7,102,760			7,664,693			7,999,927			6,155,603		6,076,964	6,679,527	6,714,744
C000080860 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			5,000,000				5,185,791			5,226,637			5,190,865			5,543,991			5,792,117			5,770,342			5,210,407		5,107,470	5,490,288	5,695,771
C000080859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				10,370			10,449			10,378			11,080			11,571			11,528			10,407		10,203	10,966	11,371
C000080861 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				10,370			10,446			10,376			11,082			11,575			11,535			10,414		10,212	10,977	11,388
C000195056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value		$ 10,000		$ 9,841				$ 11,149			$ 11,949			$ 12,232			$ 10,384			$ 10,501			$ 11,473			$ 11,911
C000203194 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value	$ 10,000					$ 11,100			$ 11,510			$ 11,557			$ 10,227			$ 10,223			$ 10,956			$ 11,315
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value		10,000	10,000				10,615.02218			10,664.00894			10,547.89538			11,641.40895			12,406.50792			12,398.36202			10,953.93007		10,838.49044	11,629.19813	11,999.78199
Bloomberg Global Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global Aggregate Float Adjusted Index
Accumulated Value	10,000					10,826			11,489			11,579			9,567			9,611			10,317			10,721
Spliced Bloomberg U S Treasury 1 3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Bloomberg U.S. Treasury 1–3 Year Index
Accumulated Value			10,000				10,106			10,162			10,155			10,604			10,974			10,990			10,547		10,680	11,310	11,809
Spliced Bloomberg U S Treasury 3 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Bloomberg U.S.Treasury 3–10 Year Index
Accumulated Value			10,000				10,447			10,425			10,207			11,208			11,982			11,827			10,646		10,518	11,203	11,663
Spliced Bloomberg U S Long Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Bloomberg U.S. Long Treasury Index
Accumulated Value			10,000				11,659			11,005			10,701			13,290			15,018			13,927			10,774		9,731	10,206	9,751
Bloomberg U S 1 5 Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1–5 Year Corporate Bond Index
Accumulated Value			10,000				10,378.00185			10,588.50423			10,596.82178			11,305.42146			11,911.36461			12,079.41745			11,331.84397		11,588.10881	12,517.13348	13,229.17754
Bloomberg U S 5 10 Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 5–10 Year Corporate Bond Index
Accumulated Value			10,000				10,946			11,198			11,031			12,494			13,521			13,784			11,878		12,073	13,308	14,070
Bloomberg U S 10 Plus Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 10+ Year Corporate Bond Index
Accumulated Value			10,000				11,771			12,016			11,794			14,280			15,528			16,141			12,424		12,274	13,494	13,553
Bloomberg U S MBS Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. MBS Float Adjusted Index
Accumulated Value			$ 10,000				$ 10,376			$ 10,460			$ 10,409			$ 11,123			$ 11,623			$ 11,603			$ 10,506		$ 10,310	$ 11,082	$ 11,489
Bloomberg U S Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate Bond Index
Accumulated Value		$ 10,000		$ 9,852				$ 11,165			$ 12,003			$ 12,307			$ 10,471			$ 10,565			$ 11,546			$ 11,998
Bloomberg Global Aggregate Float Adjusted Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global Aggregate Float Adjusted Composite Index
Accumulated Value	$ 10,000					$ 11,121			$ 11,536			$ 11,599			$ 10,268			$ 10,255			$ 11,004			$ 11,366